CONSOLIDATED STATEMENTS OF CASH FLOWS (Parentheticals) - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Statement of cash flows [abstract]
Issue costs of long-term debt	$ 1,250	$ 0